LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating lease ROU assets (under other long-term assets in the balance sheets)	$ 31,154	$ 32,186
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherAssets	us-gaap:OtherAssets
Operating lease liabilities, current	$ 11,107	$ 8,240
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	us-gaap:OtherLiabilitiesCurrent	us-gaap:OtherLiabilitiesCurrent
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheets)	$ 18,208	$ 22,293
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities	Other long-term liabilities
Weighted average remaining lease term (in years)	3 years 8 months 12 days	4 years 9 months 18 days
Weighted average discount rate	3.30%	2.90%